Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Schedule of Cash and Cash Equivalents	The cash and cash equivalents are held with reputable bank and financial institution counterparties.
	As of December 31,
	2023	2024
	RMB	RMB
Cash on hand	149,614	—
Cash balances include deposits in:
Financial institutions in Chinese mainland
— Denominated in the US$	903	909
— Denominated in the RMB	3,952,852	2,945,163
Total cash balances held at the PRC financial institutions	3,953,755	2,946,072

Financial institutions in Hong Kong
— Denominated in the US$	71,740,457	57,595,332
— Denominated in the HK$	2,634,595	384,906
— Denominated in the RMB	1,513	1,549
Total cash balances held at Hong Kong financial institutions	74,376,565	57,981,787

Financial institutions in the United States
— Denominated in the US$	261,460	24,123
Total cash balances held at United States financial institutions	261,460	24,123
Online and mobile financial institutions in Chinese mainland
Denominated in the RMB	11,441	4,428
Online and mobile financial institutions in Hong Kong
Denominated in the HK$	35,497	746
Online and mobile financial institutions in the United States
Denominated in the US$	2,365	—
Total cash and cash equivalents held at online and mobile financial institutions	49,303	5,174

Total cash and cash equivalent balances held at financial institutions	78,641,083	60,957,156

Total cash and cash equivalent balances	78,790,697	60,957,156

Schedule of Restricted Cash Balance	Liabilities related to such legal proceedings were recorded in “Accrued expenses and other current liabilities” in the consolidated balance sheets as it is probable that the liabilities have been incurred and the amount of loss can be reasonably estimated.
	As of December 31,
	2023	2024
	RMB	RMB
Restricted Cash balances in:
Financial institutions in Chinese mainland
— Denominated in the RMB	497,108	—
Total Restricted Cash balances	497,108	—

Schedule of Depreciation Accounted for on Plant Property and Equipment

Depreciation on property, plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets as follows:

Operating equipment	3 – 5 years
Electronic equipment	3 years
Office equipment and other	3 years
Leasehold improvements	Shorter of 2 – 3 years or lease term

Schedule of Customer

One customer individually represents greater than 10.0% of total revenues of the Company for the years ended December 31, 2024.

	For the Years Ended December 31,
	2022	2023	2024
	proportion of total revenues	proportion of total revenues	proportion of total revenues
Customer A	*	13.1%	22.1%

*	Less than 10.0% of the Company’s revenue in the respective years.
Accounts receivable, net balances from these customers are as follows:
	As of December 31,
	2023	2024
	proportion of total accounts receivable, net balance	proportion of total accounts receivable, net balance
Customer A	16.7%	*
Customer B	15.5%	*
Customer C	*	24.3%
Customer D	12.3%	10.9%
Customer E	*	14.6%
*	Less than 10.0% of the Company’s accounts receivable, net in the respective years.

Schedule of Segment	The following table presents information about adjusted net loss and a reconciliation from the segment adjusted loss to total consolidated loss from operations for the years ended December 31, 2022, 2023 and 2024, respectively.
	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenues:
Merchandise	177,864,489	205,481,904	273,333,957
Fresh products	1,721,577	—	—
Total segment revenues	179,586,066	205,481,904	273,333,957

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Adjusted net loss:
Merchandise	(78,972,163)	(146,284,520)	(135,315,447)
Fresh products	(1,315,348)	—	—
Total adjusted net loss	(80,287,511)	(146,284,520)	(135,315,447)

Depreciation and amortization expenses – Merchandise	(3,419,130)	(6,107,400)	(4,673,551)
Depreciation expenses – Fresh products	(125,192)	—	—
Unallocated allowance of accounts receivable, net	(5,334,098)	(1,978,793)	(3,100,973)
Unallocated interest expenses	(30,826,950)	(12,178,668)	(16,738,971)
Unallocated interest income	465,162	2,562,605	3,248,285
Unallocated foreign currency exchange (loss)/gain, net	671,007	(66,798)	16,927
Unallocated other income	1,599,746	421,449	1,912,396
Unallocated other expenses, net	—	(10,440,057)	—
Unallocated changes in fair value of financial instruments	(1,875,889)	17,101,260	4,803,913
Total consolidated loss before income tax expenses	(119,132,855)	(156,970,922)	(149,847,421)

Purchase [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Customer	Purchase amounts from each supplier for the years ended December 31, 2022, 2023 and 2024 are as follows:
	For the Years Ended December 31,
	2022	2023	2024
	proportion of total purchases	proportion of total purchases	proportion of total purchases
Supplier A	15.8%	*	*
Supplier B	14.9%	27.2%	21.8%
Supplier C	13.6%	19.9%	40.1%
Supplier D	*	10.5%	*
*	Less than 10.0% of the Company’s purchase amounts in the respective years.